Related Party Transactions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions

Note 13. Related Party Transactions

CEO Agreement

On May 31, 2024, the Company and Dr. Samir Patel entered into an Interim Chief Executive Officer Agreement, effective as of May 1, 2024 (the “Interim CEO Agreement”). Pursuant to the Interim CEO Agreement, Dr. Patel served as the Company’s Interim President and Chief Executive Officer as an independent contractor on an at-will basis. The Interim CEO Agreement could be terminated by the Company immediately for any reason. As the sole compensation for services provided under the Interim CEO Agreement, Dr. Patel was paid $50,000 per month in the form of fully vested Ordinary Shares. On September 16, 2024, the Company entered into an amendment to the Interim CEO Agreement (the “CEO Amendment Agreement”), effective July 1, 2024, to revise Dr. Patel’s compensation in connection with the services as Interim President and Chief Executive Officer. Pursuant to the CEO Amendment Agreement, in lieu of receiving the stated monthly compensation of $50,000 in the form of fully vested Ordinary Shares, Dr. Patel is paid in the form of fully vested non-qualified stock options to purchase Ordinary Shares (“NQSO”), with the number of ADSs underlying each such monthly NQSOs grant to be equal to two times the number determined by dividing (i) $50,000 by (ii) the closing price of the Company’s ADSs on the Nasdaq Capital Market on the last day of each month (or partial month) Dr. Patel has served as the Company’s Interim President and Chief Executive Officer.

On December 12, 2024, the Company’s board of directors approved the appointment of Dr. Samir Patel to President and Chief Executive Officer, effective December 16, 2024. There were no changes to Dr. Patel’s revised compensation under the CEO Amendment Agreement described above, following Dr. Patel’s appointment as President and Chief Executive Officer on December 16, 2024. On April 21, 2025, Dr. Patel stepped down as President and Chief Executive Officer.

During the three months ended September 30, 2025, the Company recognized $0.3 million in non-cash stock-based compensation pursuant to the CEO Amendment Agreement, pertaining to NQSOs granted to Dr. Patel to purchase Ordinary Shares.

During the nine months ended September 30, 2025, the Company recognized $0.3 million in non-cash stock-based compensation pursuant to the CEO Amendment Agreement, pertaining to NQSOs granted to Dr. Patel to purchase 400,896 ADSs at a weighted average exercise price of $1.17 per ADS.

Notes Payable, Related Party

Dr. Huh Notes

Pursuant to the acquisition of Peak Bio, which closed on November 14, 2024, the Company assumed certain notes payable due to Dr. Huh, the Company’s Chairman of the Board. The Company assumed two notes in the amount of a total of $0.9 million, which were entered into in May and August 2021 (the “2021 Notes”) and had a one-year maturity date from date of issuance. The 2021 Notes carried an interest rate of 1.0% per annum. The Company also assumed a note in the amount of $0.75 million, which was entered into in January 2024 (the “January 2024 Note”) and had an original maturity date of January 23, 2025 which was extended to December 31, 2025 on April 1, 2025. The January 2024 Note carried an interest rate of 15% per annum.

In March 2025, in connection with the March 2025 Private Placement (Note 8), Dr. Huh’s 2021 Notes including accrued interest, and a portion of his January 2024 Note, aggregating to $1.0 million were cancelled, extinguished and paid in full for an equal amount of Ordinary Shares and warrants of the Company.

In September 2025, in connection with the August 2025 Notes Offering (see below), Dr. Huh agreed to purchase an August 2025 Note with a principal amount of $1,250,000 for a purchase price of $1,000,000, with the purchase price thereof to be satisfied through his agreement to cancel and extinguish $837,433 of outstanding principal and accrued interest under January 2024 Note plus cash of $162,567. The Company accounted for the cancellation and extinguishment in exchange for the issuance of the August 2025 Note as a debt extinguishment in accordance with ASC 470. As the present value of the future cash flows was substantially different than the net carrying value of the original debt, a loss of approximately $0.5 million was recognized.

The Company recognized interest expense of less than $0.1 million during each of the three and nine months ended September 30, 2025.

As of September 30, 2025 and December 31, 2024, the outstanding principal and accrued interest on the 2021 Notes and the January 2024 Note was $0 and $1.651 million, respectively. As of each of September 30, 2025, and December 31, 2024, accrued interest of $0 million and $0.1 million, respectively is presented within accrued expenses in the consolidated balance sheets.

August 2025 Notes, Related Party

In August 2025, the Company issued notes to the Company’s directors with the same terms as the August 2025 Notes (as described in Note 7) with an aggregate purchase price of $1,511,000 and an aggregate principal amount of $1,888,750, inclusive of a note exchange with the Company’s Chairman, Dr. Hoyoung Huh, as outlined above. The Notes have maturity dates ranging from August 15, 2026 through August 18, 2026, at which time the principal amount is due and payable.

The Company also entered into Warrant Amendment Agreements with the recipients of such August 2025 Notes, which extended the expiration date of certain Series A Warrants held by such investors to purchase 1,928,569 ADSs to March 6, 2030 and 44,642 ADSs to April 25, 2030.

The amended Series A Warrant were accounted for in accordance with ASC 815 with the change in fair value, as a result of the amendment, being recognized as a debt issuance cost. The aggregate fair value of the warrants at issuance date using a Black Scholes Option Pricing Model was $0.6 million based on a weighted average stock price of $0.98, weighted average expected volatility of 83%, a weighted average risk-free rate of 4.12% and an expected term of 0.6 years. The aggregate fair value of the warrants at the amendment date using a Black Scholes Option Pricing Model was $1.4 million based on a weighted average stock price of $0.98, weighted average expected volatility of 88%, a weighted average risk-free rate of 3.85% and an expected term of 4.6 years, resulting in a change in fair value of $0.8 million from the issuance date.

At the issuance date, the change in fair value of the amended Series A Warrants was capitalized and is being amortized as interest expense over the term of the notes using the effective interest method.

The Company recorded amortization of debt issuance costs of less than $0.1 million in interest expense for the three and nine months ended September 30, 2025. At September 30, 2025, the outstanding principal balance of the August 2025 Notes was $1.3 million.

Convertible Notes, Related Party

On May 10, 2024, the Company entered into unsecured convertible promissory notes (the “May 2024 Notes”) with Dr. Ray Prudo, the Company’s Chairman at the time, and its then Interim President and Chief Executive Officer and director, Dr. Samir Patel, for an aggregate of $1.0 million in gross proceeds. The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024. Provided, however, at any time or times from the date of the note and until the tenth business day prior to closing of the acquisition, the note holders are entitled to convert any portion of the outstanding and unpaid amount, including principal and accrued interest, into Company ADSs at a fixed conversion price equal to $1.59, representing the Nasdaq official closing price of the Company’s ADSs on the issuance date, subject to certain restrictions. In October 2024, the aggregate principal balance of $750,000, was repaid in cash with proceeds from the Company’s U.K. research and development tax credit from the U.K. HM Revenue and Customs. Drs. Prudo and Patel each elected to convert the $125,000 of remaining principal and accrued interest into the Company’s ADSs at a conversion price of $1.59 per ADS. These Ordinary Shares were issued to Drs. Prudo and Patel on April 30, 2025.

The Company recognized no interest expense during the three and nine months ended September 30, 2025.

As of September 30, 2025 and December 31, 2024, the outstanding principal and accrued interest, presented within accrued expenses, on the May 2024 Notes was $0 and $0.3 million, respectively.

The Doctors Laboratory

The Company leased office space for its U.K. headquarters in London from The Doctors Laboratory (“TDL”), an entity with a common director, and had incurred expenses of less than $0.1 million plus VAT during each of the three and nine months ended September 30, 2025 and 2024. The Company also received certain administrative services provided by TDL and incurred expenses of less than $0.1 million during each of the three and nine months ended September 30, 2025 and 2024. The Company recorded payable balances owed to TDL of less than $0.1 million as of September 30, 2025 and December 31, 2024.

Other

In November 2024, the Company assumed an amount due to an entity in which the Company’s Chairman, Dr. Hoyoung Huh, is a director. As of September 30, 2025 and December 31, 2024, the amounts due totaled less than $0.1 million and are included in accounts payable in the Company’s condensed consolidated balance sheets.

Note 9. Related Party Transactions

Interim CEO Agreement

On December 12, 2024, the Company’s board of directors approved the appointment of Dr. Patel to Chief Executive Officer and principal executive officer, effective December 16, 2024. There were no changes to Dr. Patel’s revised compensation as provided for under the September 16, 2024 Interim CEO Amendment Agreement, described below, following Dr. Patel’s appointment as President and Chief Executive Officer on December 16, 2024.

On May 31, 2024, the Company and Dr. Patel entered into an Interim Chief Executive Officer Agreement, effective as of May 1, 2024 (the “Interim CEO Agreement”). Pursuant to the Interim CEO Agreement, Dr. Patel served as the Company’s Interim President and Chief Executive Officer as an independent contractor on an at-will basis. The Interim CEO Agreement could be terminated by the Company immediately for any reason. As the sole compensation for services provided under the Interim CEO Agreement, Dr. Patel was paid $50,000 per month in the form of fully vested ordinary shares. On September 16, 2024, the Company entered into an amendment to the Interim CEO Agreement (the “Amendment”), effective July 1, 2024, to revise Dr. Patel’s compensation in connection with the services as Interim President and Chief Executive Officer. Pursuant to the Amendment, in lieu of receiving the stated monthly compensation of $50,000 in the form of fully vested ordinary shares, Dr. Patel is paid in the form of fully vested non-qualified stock options to purchase ordinary shares (“NQSO”), with the number of ADSs underlying each such monthly NQSOs grant to be equal to two times the number determined by dividing (i) $50,000 by (ii) the closing price of the Company’s ADSs on the Nasdaq Capital Market on the last day of each month (or partial month) Dr. Patel serves as the Company’s Interim President and Chief Executive Officer.

During the year ended December 31, 2024, the Company recognized approximately $0.3 million in non-cash stock-based compensation costs pursuant to the Interim CEO Agreement, as amended, pertaining to (i) NQSOs granted to Dr. Patel to purchase 422,368,000 ordinary shares at an exercise price of less than $0.01 per ordinary share with a grant date fair value of approximately $0.3 million, and (ii) 91,396,000 fully vested ordinary shares granted to Dr. Patel.

Notes Payable, Related Party

Pursuant to the acquisition of Peak Bio (Note 3), which closed on November 14, 2024, the Company assumed three notes payable due to Dr. Huh, the Company’s Chairman of the Board.

January 2024 Note

As a result of the business combination, the Company assumed a note in the amount of $0.75 million owed to Dr. Huh, which was entered into in January 2024 (the “January 2024 Note”). Prior to the March 2025 Private Placement, the January 2024 Note had a maturity date of January 23, 2025, and carries an interest rate of 15% per annum. In connection with the closing of the acquisition, Dr. Huh released Peak Bio of its rights to any security interest in all of the assets of Peak Bio and its subsidiaries.

As of the closing date, and as of December 31, 2024, the outstanding balance of the January 2024 Note was $0.75 million. The Company recognized interest expense of less than $0.1 million subsequent to the acquisition date, through December 31, 2024. As of December 31, 2024, accrued interest of $0.1 million is presented within accrued expenses in the consolidated balance sheets.

2021 Notes

As a result of the business combination, the Company assumed a note in the amount of $0.9 million owed to Dr. Huh, which was entered into at various dates in 2021 (the “2021 Notes”). The 2021 Notes, which matured at various dates in 2022, carried an interest rate of 1.0% per annum.

As of the closing date, and as of December 31, 2024, the outstanding balance of the 2021 Notes was $0.9 million. The Company recognized interest expense of less than $0.1 million subsequent to the acquisition date, through December 31, 2024. As of December 31, 2024, accrued interest of $0.1 million is presented within accrued expenses in the consolidated balance sheets.

In connection with the March 2025 Private Placement (Note 13), Dr. Huh’s 2021 Notes and a portion of his January 2024 Note aggregating to $1.0 million were cancelled, extinguished and paid in full for an equal amount of ordinary shares and warrants. On March 17, 2025, Dr. Huh’s January 2024 Note was amended to extend the maturity date to December 31, 2025 (Note 13).

Convertible Notes, Related Party

On May 10, 2024, the Company entered into unsecured convertible promissory notes (the “May 2024 Notes”) with Dr. Ray Prudo, the Company’s Chairman at the time, and its then Interim President and Chief Executive Officer and director, Dr. Samir Patel, for an aggregate of $1.0 million in gross proceeds. The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024. Provided, however, at any time or times from the date of the note and until the tenth business day prior to closing of the acquisition, the note holders are entitled to convert any portion of the outstanding and unpaid amount, including principal and accrued interest, into Company ADSs at a fixed conversion price equal to $1.59, representing the Nasdaq official closing price of the Company’s ADSs on the issuance date, subject to certain restrictions. In October 2024, Drs. Prudo and Patel each elected to convert $125,000 of principal and accrued interest into the Company’s ADSs at a conversion price of $1.59 per ADS. These ordinary shares remain unissued as of December 31, 2024 and are expected to be issued during the second quarter of 2025. The remaining unconverted aggregate principal balance of the May 2024 Notes, or $750,000, was repaid in cash with proceeds from the Company’s U.K. research and development tax credit from HM Revenue and Customs.

The Company recognized interest expense of less than $0.1 million during the year ended December 31, 2024. As of December 31, 2024, accrued interest on the May 2024 Notes of less than $0.1 million is presented within “Accrued expenses” in the Company’s consolidated balance sheets.

The Doctors Laboratory

The Company leases office space for its U.K. headquarters in London from The Doctors Laboratory (“TDL”) and has incurred expenses of approximately $0.1 million plus VAT during each of the years ended December 31, 2024 and 2023, respectively. Dr. Ray Prudo, the Company’s Director, is the non-Executive Chairman of the Board of Directors of TDL.

The Company received certain laboratory testing services for its clinical trials provided by TDL, including certain administrative services, and incurred expenses of approximately $0.1 million during each of the years ended December 31, 2024 and 2023.

The Company recorded payable balances owed to TDL of less than $0.1 million as of December 31, 2024 and 2023.

Other

In November 2024, the Company assumed an amount due to an entity in which the Company’s Chairman, Dr. Hoyoung Huh, is a director. As of December 31, 2024, the amounts due totaled less than $0.1 million and are included in accounts payable in the consolidated balance sheets.

Peak Bio, Inc. [Member]
Related Party Transactions

6. Related Party Transactions

On March 1, 2022, the Company and pH Pharma Co., Ltd entered into an administrative services and facilities agreement whereby pH Pharma Co., Ltd would perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Co., Ltd $100,000 per month through August 30, 2022 and $15,000 per month from September 1, 2022 through February 28, 2023 based on the estimated value of the services to be performed. Additionally, the Company reimbursed pH Pharma Co., Ltd $3,000 per month in lease payments from March 1, 2022 through February 28, 2023. At December 31, 2023, the balance payable to pH Pharma Co., Ltd under this agreement was $309,534, which was included in accounts payable in the consolidated balance sheet. On January 31, 2024, the Company and pH Pharma Co., Ltd entered into a settlement agreement, settled the outstanding debt for a one-time payment of $85,000, resulting in $207,967 recognized during three months ended March 31, 2024 in cancellation of trade liability, and terminated the administrative services and facilities agreement. The Company recognized $0 expenses under the administrative services and facilities agreement for the three months ended September 30, 2024 and 2023. The Company recognized $0 and $36,357 expenses under the administrative services and facilities agreement for the nine months ended September 30, 2024 and 2023, respectively.

On April 1, 2024, the Company and pH Pharma Co., Ltd entered into an administrative services agreement whereby pH Pharma Co., Ltd will perform investor relations services, functions and responsibilities on behalf of the Company in the Republic of Korea. Under the agreement, the Company is obligated to pay pH Pharma Co., Ltd. a one-time fee of $230,000 for the services performed from January 1, 2024 through April 30, 2024 and a monthly fee of $10,000 per month for services rendered from May 1, 2024 through July 31, 2024. At September 30, 2024, the amounts accrued to pH Pharma Co., Ltd under this agreement totaled $25,489, included in accounts payable in the unaudited condensed consolidated balance sheets. The Company recognized $10,000 and $260,000 in expense under this administrative services agreement for the three and nine months ended September 30, 2024, respectively.

On August 27, 2024, the Company and the former Interim CEO entered into a Separation and General Release Agreement (the “Separation Agreement”) pursuant to which, in exchange for the consideration set forth in the Separation Agreement and the former Interim CEO’s agreement to serve as a consultant to the Company and forgive all unpaid accrued wages, the Company agreed to pay the former Interim CEO a fee of $524,300 payable in 24 equal monthly installments beginning September 1, 2024. The Agreement also provides for the payment of COBRA benefits for a maximum period of 18 months starting September 1, 2024. At September 30, 2024, the amounts accrued under this agreement totaled $582,514, included in accrued expenses in the unaudited condensed consolidated balance sheets. The Company recognized $604,360 in expense under this Separation Agreement for the three and nine months ended September 30, 2024.

6. Related Party Transactions and Shared Service Costs

At the date of the Spin-Off, the Company and pH Pharma Co., Ltd entered into an administrative services and facilities agreement whereby pH Pharma Co., Ltd would perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Co., Ltd $100,000 per month through August 30, 2022 and $15,000 per month from September 1, 2022 through February 28, 2023 based on the estimated value of the level of service to be performed. Additionally, the Company reimbursed pH Pharma Co., Ltd $3,000 per month in lease payments from the date of the Spin-Off through February 28, 2023. At December 31, 2023 and 2022, the amounts payable to pH Pharma Co., Ltd under this agreement totaled $309,534 and $426,673, respectively, included in accounts payable in the consolidated balance sheets. On January 31, 2024, the Company and pH Pharma Co., Ltd entered into a settlement agreement, settled the outstanding debt for a one-time payment of $85,000, resulting in a gain on debt extinguishment of $207,967, recognized during January 2024, and terminated the administrative services and facilities agreement.